28. SHARE-BASED COMPENSATION PLANS (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2017 shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Number of options
Granted		3,692,372
Time Vesting Option Plans [Member]
Number of options
Outstanding at beginning		3,464,197	2,677,019
Granted		3,692,372
Forfeited		(2,650)	(15,507)
Exercised		(51,055)	(3,150)
Exchanged	805,835		805,835
Expired
Outstanding at ending		7,102,864	3,464,197
Weighted average exercise price
Outstanding at beginning | $ / shares		$ 24.85	$ 24.54
Outstanding at ending | $ / shares		$ 25.56	$ 24.85
Performance Vesting Option Plans [Member]
Number of options
Outstanding at beginning		476,410	1,303,733
Granted
Forfeited			(17,638)
Exercised		(44,308)	(3,850)
Exchanged	805,835		(805,835)
Expired
Outstanding at ending		432,102	476,410
Weighted average exercise price
Outstanding at beginning | $ / shares		$ 11.07	$ 20.16
Outstanding at ending | $ / shares		$ 11.07	$ 11.07